Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	35,612,584	35,447,370
Common shares, shares outstanding	35,612,584	35,447,370
Series B Preferred Stock [Member]
Preferred shares, shares authorized	104,000	104,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592	43,592
Preferred shares, shares outstanding	43,592	43,592